Share-Based Compensation (Details) - 12 months ended Dec. 31, 2020 - Enterprise Management Incentive Plan £ / shares in Units, £ in Millions, $ in Millions	GBP (£) £ / shares	USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Gross asset over which no options is qualified to be issued	£ 30.0	$ 41.0
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share	£ 0.00001